Selected Statements of Income Data	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Selected Statements of Income Data

NOTE 16: — SELECTED STATEMENTS OF INCOME DATA

	Year ended March 31,
	2023	2022	2021
United States	$363,065	$376,677	$383,829
Canada	136,242	130,066	110,167
Israel	46,142	47,915	46,574
Other	27,503	6,689	8,400
Sales, net	$572,952	$561,347	$548,970

Selling, marketing, general and administrative expenses:
Selling and marketing	$98,769	$48,340	$32,861
Advertising	14,511	8,280	5,681
General and administrative *	85,086	57,057	52,813
Settlements and loss contingencies	—	61,446	558,924
	$198,366	$175,123	$650,279
* Including provision for doubtful accounts	$10,904	$15,213	$(1,761)

Financial (income) expenses:
Interest and exchange differences on long-term liabilities	$1,253	$1,653	$1,363
Income in respect of deposits	(6,590)	(1,331)	(2,432)
Interest from marketable securities	(15,513)	(8,509)	(19,105)
Foreign currency transaction (loss) gain	2,813	(1,985)	365
	$(18,037)	$(10,172)	$(19,809)